Property and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of property and equipment

Changes in cost	2020
	Opening balance	Additions	Disposals	Transfer	CTA (*)	Closing balance
Furniture and fixtures	883	15	—	—	(172)	726
Building improvements	3,617	34	—	—	(654)	2,997
Electronic equipment	222	11	—	—	(49)	184
IT equipment	2,043	97	—	—	(356)	1,784
Telecommunication equipment	352	6	—	—	(77)	281
Right-of-use assets (a)	5,168	137	—	—	(1,122)	4,183

Cost of fixed assets	12,285	300	—	—	(2,430)	10,155

Changes in accumulated depreciation	2020
	Opening balance	Additions	Disposals	Transfer	CTA	Closing balance
(-) Furniture and fixtures	(451)	(71)	—	—	100	(422)
(-) Building improvements	(2,045)	(391)	—	—	366	(2,070)
(-) Electronic equipment	(176)	(13)	—	—	40	(149)
(-) IT equipment	(1,558)	(175)	—	—	288	(1,445)
(-)Telecommunication equipment	(335)	(4)	—	—	77	(262)
(-) Right-of-use assets (a)	(1,256)	(1,026)	—	—	294	(1,988)

Total - Accumulated depreciation	(5,821)	1,680	—	—	1,165	(6,336)

Property and equipment, net	6,464	(1,380)	—	—	(1,265)	3,819

(*)	CTA – Cumulative translation adjustment

Changes in cost	2019
	Opening balance	Adoption of IFRS 16	Adjusted opening balance	Additions	Disposals	Transfer	CTA	Closing balance
Furniture and fixtures	900	—	900	15	(2)	2	(32)	883
Building improvements	3,771	—	3,771	34	—	—	(188)	3,617
Electronic equipment	221	—	221	8	—	—	(7)	222
IT equipment	1,973	—	1,973	91	—	(2)	(19)	2,043
Telecommunication equipment	364	—	364	—	—	—	(12)	352
Right-of-use assets (a)	—	5,132	5,132	—	—	—	36	5,168

Cost of fixed assets	7,229	5,132	12,361	148	(2)	—	(222)	12,285

Changes in accumulated depreciation	2019
	Opening balance	Adoption of IFRS 16	Adjusted opening balance	Additions	Disposals	Transfer	CTA	Closing balance
(-) Furniture and fixtures	(376)	—	(376)	(93)	—	—	18	(451)
(-) Building improvements	(1,630)	—	(1,630)	(477)	—	—	62	(2,045)
(-) Electronic equipment	(167)	—	(167)	(15)	—	—	6	(176)
(-) IT equipment	(1,351)	—	(1,351)	(257)	—	—	50	(1,558)
(-)Telecommunication equipment	(339)	—	(339)	(5)	—	—	9	(335)
(-) Right-of-use assets (a)	—	—	—	(1,273)	—	—	17	(1,256)

Total - Accumulated depreciation	(3,863)	—	(3,863)	(2,120)	—	—	162	(5,821)

Property and equipment, net	3,366	5,132	8,498	(1,972)	(2)	—	(60)	6,464

Changes in cost	2018
	Opening balance	Additions	Disposals	Transfer	CTA	Closing balance
Furniture and fixtures	831	216	(15)	—	(132)	900
Building improvements	3,867	551	(143)	—	(504)	3,771
Electronic equipment	241	20	(4)	—	(36)	221
IT equipment	2,128	198	(6)	—	(347)	1,973
Telecommunication equipment	398	25	—	—	(59)	364

Cost of fixed assets	7,465	1,010	(168)	—	(1,078)	7,229

Changes in accumulated depreciation	2018
	Opening balance	Additions	Disposals	Transfer	CTA	Closing balance
(-) Furniture and fixtures	(346)	(88)	3	—	55	(376)
(-) Building improvements	(1,450)	(437)	31	—	226	(1,630)
(-) Electronic equipment	(151)	(41)	2	—	23	(167)
(-) IT equipment	(1,203)	(347)	3	—	196	(1,351)
(-)Telecommunication equipment	(329)	(65)	—	—	55	(339)

Total - Accumulated depreciation	(3,479)	(978)	39	—	555	(3,863)

Property and equipment, net	3,986	32	(129)	—	(523)	3,366

As of December 31, 2020, 2019 and 2018 there was no indication that any of these assets were impaired. Depreciation expenses in the amount of US$ 1,680 were recorded as Administrative expenses (US$ 2,120 in 2019 and US$ 978 in 2018), see note 21.

(a)
As disclosed in note 25(e), on the adoption of IFRS 16 the Group recognized right-of-use
assets in the amount of US$ 5,132 on January 1, 2019. The Group is the lessee in lease agreements for which the underlying assets are the office space located in São Paulo, London and Cayman. Depreciation expense relating to these assets was recognized in 2020 in the amount of US$ 1,026 (US$ 1,273 in 2019), see note 21.